Deferred Policy Acquisition and Sales Inducement Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred policy acquisition costs
Balance, beginning of year	$ 124,118	$ 155,887	$ 146,333
Acquisition costs deferred	11,175	16,771	19,577
Amortization charged to income	(20,346)	(30,396)	(16,299)
Effect of unrealized gains and losses	(13,735)	(18,144)	6,276
Balance, end of year	101,212	124,118	155,887
DSI activity relates to fixed annuities and interest-sensitive life contracts
Balance, beginning of year	1,776	2,391	2,278
Sales inducements deferred	64	125	128
Amortization charged to income	(619)	(251)	(181)
Effect of unrealized gains and losses	549	(489)	166
Balance, end of year	$ 1,770	$ 1,776	$ 2,391